UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series C
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series C for the period June 20, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series C1,[2]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Amounts are for the period June 20, 2025 through June 30, 2025. Expenses for the full reporting period would have been higher.
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$8,141,798
Total Number of Portfolio Holdings*	190
Portfolio Turnover Rate	0.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series C	PAGE 1	3011-STSR-0825

Franklin Templeton SMACS: Series CP
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series CP for the period June 20, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series CP1,[2]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Amounts are for the period June 20, 2025 through June 30, 2025. Expenses for the full reporting period would have been higher.
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$8,151,497
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	0.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CP	PAGE 1	3012-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025
Franklin Templeton SMACS: Series C
Franklin Templeton SMACS: Series CP

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 24
Notes to Financial Statements 27
Changes In and Disagreements with Accountants 37
Results of Meeting(s) of Shareholders 37
Remuneration Paid to Directors, Officers and Others 37
Board Approval of Management and Subadvisory Agreements 37

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series C
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
June 30, 2025
(unaudited)
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.01
Net realized and unrealized gains (losses) ............................................................. 0.09
Total from investment operations ...................................................................... 0.10
Net asset value, end of period ........................................................................ $10.10
Total return
d
..................................................................................... 1.00%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 1.59%
Expenses net of waiver and payments by affiliates ......................................................... —%
Net investment income ............................................................................. 4.52%
Supplemental data
Net assets , end of period (000’s) ...................................................................... $8,142
Portfolio turnover rate .............................................................................. —%
a
For the period June 20, 2025 (commencement of operations) to June 30, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Strategic Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Templeton SMACS: Series C
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 34.7%
Aerospace & Defense 1.1%
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................................... $ 8,000 $ 7,420
Senior Bond , 6.125% , 2/15/33 ........................................ 11,000 11,629
Senior Bond , 3.375% , 6/15/46 ........................................ 12,000 8,223
Senior Bond , 3.9% , 5/01/49 .......................................... 11,000 7,899
Senior Bond , 6.858% , 5/01/54 ........................................ 7,000 7,670
Senior Note , 2.196% , 2/04/26 ......................................... 20,000 19,691
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................................... 8,000 8,432
Senior Bond , 5.95% , 2/01/37 ......................................... 11,000 11,688
Senior Note , 3% , 1/15/29 ............................................ 8,000 7,654
90,306
Automobiles 0.5%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 38,000 40,091
Banks 3.8%
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 .................... 8,000 8,222
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .................... 12,000 11,666
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..................... 15,000 15,002
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..................... 35,000 32,038
Citigroup, Inc. ,
Sub. Bond , 4.45% , 9/29/27 ........................................... 31,000 31,036
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..................... 8,000 8,378
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
11,000 11,588
JPMorgan Chase & Co. ,
b
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter , Perpetual ............ 7,000 6,904
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 .................... 31,000 30,742
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 .................... 8,000 8,243
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..................... 16,000 16,682
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 28,000 27,186
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
20,000 20,581
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
20,000 19,956
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
14,000 11,887
Wells Fargo & Co. ,
b
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter , Perpetual ............. 12,000 11,885
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 .................. 43,000 40,186
312,182
Biotechnology 0.8%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................................
40,000 40,742
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................................... 7,000 6,840
Senior Note , 5.25% , 3/02/30 ......................................... 8,000 8,245
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 14,000 12,419
68,246
Capital Markets 2.3%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ......................................... 8,000 7,959
Senior Note , 7% , 1/15/27 ............................................ 8,000 8,257

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to 4/30/28, FRN thereafter ,
5/01/29 ......................................................... $ 20,000 $ 19,889
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
29,000 24,094
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....................
8,000 8,372
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 12,000 11,659
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
20,000 20,321
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .................... 20,000 20,354
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..................... 16,000 16,383
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..................... 8,000 8,215
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 22,000 20,651
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
22,000 20,465
186,619
Chemicals 0.6%
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....................
39,000 39,326
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
13,000 12,116
51,442
Commercial Services & Supplies 0.6%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
20,000 20,578
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................................ 8,000 8,036
Senior Bond , 5% , 3/01/34 ........................................... 16,000 16,178
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
8,000 8,198
52,990
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
20,000 20,480
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................................... 7,000 6,216
Senior Note , 4.85% , 8/15/30 ......................................... 8,000 8,088
Senior Note , 5.2% , 8/15/32 .......................................... 11,000 11,189
45,973
Consumer Finance 0.9%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
11,000 12,531
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 18,000 20,342
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
16,000 15,979
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 24,000 24,003
72,855
Consumer Staples Distribution & Retail 0.3%
a
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............................ 13,000 11,993
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 13,000 12,153
24,146
Containers & Packaging 0.3%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
11,000 10,555
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
12,000 13,917
24,472

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
$ 12,000 $ 10,571
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
8,000 8,183
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 21,000 20,327
39,081
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................................... 11,000 9,471
Senior Bond , 2.55% , 12/01/33 ........................................ 16,000 13,396
Senior Bond , 4.75% , 5/15/46 ......................................... 7,000 6,117
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
45,000 48,321
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
14,000 12,073
89,378
Electric Utilities 3.4%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 23,000 20,252
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
12,000 12,271
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
8,000 8,445
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 6,850
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................................... 12,000 12,333
Senior Note , 4.85% , 1/05/29 ......................................... 8,000 8,130
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................................ 12,000 12,349
Senior Note , 5.15% , 3/15/29 ......................................... 12,000 12,317
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
40,000 40,816
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................................... 8,000 8,037
Senior Note , 5.3% , 3/15/32 .......................................... 20,000 20,619
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 21,000 19,939
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................................... 8,000 8,171
Senior Bond , 6.75% , 1/15/53 ......................................... 4,000 4,029
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..................
31,000 31,089
a
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............................. 12,000 11,828
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 11,000 12,089
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
24,000 24,513
274,077
Entertainment 0.6%
Netflix, Inc. ,
a
Senior Bond , 144A, 5.375% , 11/15/29 .................................. 39,000 40,754
Senior Bond , 5.4% , 8/15/54 .......................................... 8,000 7,901
48,655
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
21,000 20,585
Food Products 1.4%
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods Group , Senior Bond ,
144A, 5.95% , 4/20/35 ............................................... 14,000 14,518

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova ,
Senior Bond , 2.1% , 6/01/30 .......................................... $ 22,000 $ 19,757
Senior Bond , 4.5% , 4/01/46 .......................................... 19,000 16,288
Senior Bond , 5.75% , 5/16/54 ......................................... 8,000 7,879
B , Senior Bond , 7.45% , 4/01/31 ....................................... 8,000 9,170
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 16,000 16,200
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................................... 19,000 20,112
Senior Note , 3.5% , 3/01/32 .......................................... 8,000 7,209
111,133
Ground Transportation 0.1%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 12,000 11,986
Health Care Providers & Services 1.2%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
12,000 10,290
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............................
22,000 20,203
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
33,000 30,452
UnitedHealth Group, Inc. ,
Senior Bond , 5.8% , 3/15/36 .......................................... 12,000 12,620
Senior Note , 5.3% , 2/15/30 .......................................... 8,000 8,287
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
12,000 11,869
93,721
Hotels, Restaurants & Leisure 0.6%
a
Carnival Corp. , Senior Secured Note , 144A, 4% , 8/01/28 ...................... 21,000 20,567
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
28,000 28,496
49,063
Household Durables 0.4%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 ........................................... 11,000 10,882
Senior Bond , 5.5% , 10/15/35 ......................................... 12,000 12,227
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
12,000 11,941
35,050
Independent Power and Renewable Electricity Producers 0.5%
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................................ 8,000 8,621
Senior Bond , 6.5% , 10/01/53 ......................................... 11,000 11,820
Senior Note , 5.6% , 3/01/28 .......................................... 16,000 16,560
37,001
Industrial REITs 0.1%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
12,000 12,037
Insurance 1.1%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
20,000 20,306
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 24,000 24,209
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
7,000 6,170
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
32,000 28,190
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
12,000 12,110
90,985

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
$ 17,000 $ 16,591
IT Services 0.2%
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... 13,000 12,370
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
14,000 11,911
Media 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond , 3.5% , 6/01/41 ................................... 22,000 15,971
Senior Secured Note , 2.25% , 1/15/29 ................................... 22,000 20,266
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................................... 7,000 6,812
Senior Bond , 4.2% , 5/19/32 .......................................... 8,000 7,305
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
14,000 16,309
66,663
Metals & Mining 0.1%
a
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .................... 13,000 11,718
Multi-Utilities 0.7%
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................................... 12,000 12,559
Senior Note , 4.95% , 7/01/27 ......................................... 8,000 8,096
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
12,000 12,324
Southern Co. Gas Capital Corp. ,
Senior Bond , 5.15% , 9/15/32 ......................................... 16,000 16,261
Senior Bond , 4.95% , 9/15/34 ......................................... 7,000 6,942
56,182
Oil, Gas & Consumable Fuels 2.0%
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................................... 8,000 7,176
Senior Note , 4.5% , 10/01/29 ......................................... 16,000 15,834
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 11,000 11,618
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 ............... 12,000 12,231
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................................... 16,000 16,662
Senior Bond , 5.65% , 10/15/54 ........................................ 12,000 11,485
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
20,000 23,519
Energy Transfer LP ,
Senior Bond , 6.5% , 2/01/42 .......................................... 8,000 8,299
Senior Note , 5.2% , 4/01/30 .......................................... 12,000 12,272
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
20,000 19,813
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 12,000 11,910
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
12,000 12,342
163,161
Paper & Forest Products 0.5%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 40,000 40,501

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.1%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... $ 12,000 $ 11,882
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
30,000 30,377
Pharmaceuticals 0.6%
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................................... 12,000 12,165
Senior Note , 5.15% , 9/02/29 ......................................... 12,000 12,255
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
23,000 20,679
45,099
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
12,000 12,296
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
12,000 12,307
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........................ 42,000 40,784
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................................... 8,000 8,332
Senior Note , 5.95% , 9/15/33 ......................................... 8,000 8,452
69,875
Software 0.7%
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................................
24,000 18,934
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
23,000 19,941
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
20,000 20,167
59,042
Specialized REITs 1.5%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................................ 27,000 26,481
Senior Bond , 2.7% , 4/15/31 .......................................... 31,000 27,817
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................................... 12,000 11,797
Senior Bond , 4.75% , 5/15/47 ......................................... 6,000 5,141
Senior Note , 4.9% , 9/01/29 .......................................... 8,000 8,076
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
20,000 19,907
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
20,000 18,986
118,205
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
14,000 12,556
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
27,000 26,871
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc. ,
Senior Bond , 5.5% , 3/11/35 .......................................... 8,000 8,035
Senior Note , 5.1% , 3/11/30 ........................................... 20,000 20,271
28,306

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ......................................... $ 20,000 $ 20,585
Senior Note , 4.75% , 11/01/31 ......................................... 30,000 30,240
50,825
Trading Companies & Distributors 0.6%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
26,000 24,783
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 20,000 20,200
44,983
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ............................................ 16,000 16,231
Senior Note , 3.8% , 3/15/32 .......................................... 8,000 7,437
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................................... 8,000 8,058
Senior Note , 3.75% , 4/15/27 ......................................... 24,000 23,760
55,486
Total Corporate Bonds (Cost $ 2,796,154 ) .......................................
2,826,974
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA , Senior Bond , 144A, 4.75% , 10/13/35 ................. 13,000 12,451
Total Foreign Government and Agency Securities (Cost $ 12,270 ) .................
12,451
U.S. Government and Agency Securities 5.1%
U.S. Treasury Bonds ,
1.25%, 5/15/50 ................................................... 100,000 48,078
4.75%, 5/15/55 ................................................... 20,000 19,891
U.S. Treasury Notes ,
0.5%, 6/30/27 .................................................... 290,000 272,175
0.625%, 5/15/30 ................................................... 90,000 77,453
Total U.S. Government and Agency Securities (Cost $ 416,858 ) ....................
417,597
Mortgage-Backed Securities 54.7%
Federal National Mortgage Association (FNMA) Fixed Rate 36.5%
FNMA, 30 Year , 2%, 5/01/52 ........................................... 1,539,223 1,221,504
FNMA, 30 Year , 4.5%, 7/01/53 ......................................... 816,842 783,062
FNMA, 30 Year , 5.5%, 12/01/54 ......................................... 962,412 963,119
2,967,685
Government National Mortgage Association (GNMA) Fixed Rate 18.2%
GNMA II, Single-family, 30 Year , 2%, 2/20/52 ............................... 383,037 312,307
GNMA II, Single-family, 30 Year , 4.5%, 10/20/52 ............................ 581,576 561,926
GNMA II, Single-family, 30 Year , 6%, 6/20/55 ............................... 600,000 609,555
1,483,788
Total Mortgage-Backed Securities (Cost $ 4,410,143 ) .............................
4,451,473
Total Long Term Investments (Cost $ 7,635,425 ) .................................
7,708,495
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 4.1%
a a
Shares
a
Value
a
Money Market Funds 4.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 331,497 $ 331,497
Total Money Market Funds (Cost $ 331,497 ) .....................................
331,497
Total Short Term Investments (Cost $ 331,497 ) ..................................
331,497
a
Total Investments (Cost $ 7,966,922 ) 98.8% .....................................
$8,039,992
Other Assets, less Liabilities 1.2% .............................................
101,806
Net Assets 100.0% ...........................................................
$8,141,798
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $519,393, representing 6.4% of net assets.
b
Perpetual security with no stated maturity date.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 1 $ 114,266 9/19/25 $ 436
U.S. Treasury 2 Year Notes ..................... Long 2 416,047 9/30/25 29
U.S. Treasury 5 Year Notes ..................... Long 2 218,000 9/30/25 200
Total Futures Contracts ...................................................................... $665
*
As of period end.
See Note 7 regarding other derivative information.
See Abbreviations on page 36 .

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CP
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
June 30, 2025
(unaudited)
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.01
Net realized and unrealized gains (losses) ............................................................. 0.10
Total from investment operations ...................................................................... 0.11
Net asset value, end of period ........................................................................ $10.11
Total return
d
..................................................................................... 1.10%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 1.59%
Expenses net of waiver and payments by affiliates ......................................................... —%
Net investment income ............................................................................. 4.92%
Supplemental data
Net assets , end of period (000’s) ...................................................................... $8,151
Portfolio turnover rate .............................................................................. —%
a
For the period June 20, 2025 (commencement of operations) to June 30, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Strategic Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Templeton SMACS: Series CP
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 62.2%
Aerospace & Defense 2.5%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................................
$ 50,000 $ 52,437
a
Axon Enterprise, Inc. , Senior Note , 144A, 6.125% , 3/15/30 .................... 25,000 25,772
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... 9,000 8,347
Senior Bond, 6.125%, 2/15/33 ........................................ 13,000 13,743
Senior Bond, 3.375%, 6/15/46 ........................................ 13,000 8,908
Senior Bond, 3.9%, 5/01/49 .......................................... 13,000 9,336
Senior Bond, 6.858%, 5/01/54 ........................................ 8,000 8,766
Senior Note, 2.196%, 2/04/26 ......................................... 22,000 21,660
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........................... 25,000 26,066
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................................... 9,000 9,486
Senior Bond, 5.95%, 2/01/37 ......................................... 13,000 13,813
Senior Note, 3%, 1/15/29 ............................................ 8,000 7,654
205,988
Automobiles 0.6%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 43,000 45,366
Banks 4.3%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 9,000 9,249
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 13,000 12,639
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 17,000 17,002
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 39,000 35,700
Citigroup, Inc. ,
Sub. Bond, 4.45%, 9/29/27 ........................................... 35,000 35,041
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..................... 9,000 9,425
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
13,000 13,695
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter, Perpetual ............ 8,000 7,890
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 34,000 33,717
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 9,000 9,274
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 17,000 17,725
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 31,000 30,098
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
22,000 22,639
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
23,000 22,950
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
16,000 13,585
Wells Fargo & Co. ,
b
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter, Perpetual ............. 14,000 13,865
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 .................. 48,000 44,859
349,353
Biotechnology 0.9%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................................
45,000 45,834
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................................... 8,000 7,817
Senior Note, 5.25%, 3/02/30 ......................................... 9,000 9,276
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 15,000 13,307
76,234
Building Products 0.6%
a
Quikrete Holdings, Inc. , Senior Note , 144A, 6.75% , 3/01/33 .................... 50,000 51,623

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 3.2%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ......................................... $ 9,000 $ 8,954
Senior Note, 7%, 1/15/27 ............................................ 9,000 9,289
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to 4/30/28, FRN thereafter ,
5/01/29 ......................................................... 23,000 22,873
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
33,000 27,417
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A, 6.125% , 11/01/32 50,000 50,509
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....................
9,000 9,419
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 14,000 13,602
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
22,000 22,353
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 22,000 22,389
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 18,000 18,431
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 9,000 9,242
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 24,000 22,528
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
24,000 22,325
259,331
Chemicals 1.3%
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....................
43,000 43,359
a
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ................... 25,000 24,262
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
15,000 13,980
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 25,000 26,843
108,444
Commercial Services & Supplies 1.0%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
22,000 22,636
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................................ 9,000 9,041
Senior Bond, 5%, 3/01/34 ........................................... 18,000 18,199
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
9,000 9,223
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........................ 25,000 26,016
85,115
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
22,000 22,528
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 8,000 7,104
Senior Note, 4.85%, 8/15/30 ......................................... 9,000 9,099
Senior Note, 5.2%, 8/15/32 .......................................... 13,000 13,223
51,954
Construction & Engineering 0.3%
a
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........................... 25,000 24,203
Consumer Finance 1.6%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
13,000 14,809
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 20,000 22,602
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......................... 50,000 51,802
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
18,000 17,977
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 27,000 27,004
134,194

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.6%
a
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............................ $ 15,000 $ 13,838
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 15,000 14,023
a
US Foods, Inc. , Senior Note , 144A, 5.75% , 4/15/33 .......................... 25,000 25,036
52,897
Containers & Packaging 1.0%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
12,000 11,514
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 50,000 51,345
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
13,000 15,077
77,936
Distributors 0.3%
a
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........................... 25,000 25,990
Diversified REITs 0.8%
a
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP , Senior Note ,
144A, 3.75% , 12/15/27 .............................................. 25,000 23,932
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
13,000 11,451
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
9,000 9,206
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 23,000 22,263
66,852
Diversified Telecommunication Services 1.8%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................................... 13,000 11,193
Senior Bond, 2.55%, 12/01/33 ........................................ 17,000 14,234
Senior Bond, 4.75%, 5/15/46 ......................................... 8,000 6,991
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 4.25% , 2/01/31 50,000 46,740
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
50,000 53,689
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
16,000 13,798
146,645
Electric Utilities 4.4%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 26,000 22,893
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
13,000 13,294
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
9,000 9,501
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 6,850
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................................... 13,000 13,361
Senior Note, 4.85%, 1/05/29 ......................................... 9,000 9,146
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................................ 13,000 13,378
Senior Note, 5.15%, 3/15/29 ......................................... 13,000 13,343
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
44,000 44,898
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 9,000 9,042
Senior Note, 5.3%, 3/15/32 .......................................... 22,000 22,680
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 24,000 22,787
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... 9,000 9,193
Senior Bond, 6.75%, 1/15/53 ......................................... 5,000 5,036
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..................
34,000 34,098

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
a
Vistra Operations Co. LLC ,
Senior Note, 144A, 6.875%, 4/15/32 .................................... $ 50,000 $ 52,307
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 14,000 13,799
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............................ 12,000 13,188
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
27,000 27,577
356,371
Energy Equipment & Services 0.6%
a
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .................. 25,000 25,876
a
Transocean Titan Financing Ltd. , Senior Secured Note , 144A, 8.375% , 2/01/28 ..... 22,619 22,993
48,869
Entertainment 0.7%
Netflix, Inc. ,
a
Senior Bond, 144A, 5.375%, 11/15/29 .................................. 43,000 44,934
Senior Bond, 5.4%, 8/15/54 .......................................... 9,000 8,889
53,823
Financial Services 1.5%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
23,000 22,546
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% , 5/15/30 .............. 50,000 51,847
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....................... 50,000 51,222
125,615
Food Products 1.5%
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods Group , Senior Bond ,
144A, 5.95% , 4/20/35 ............................................... 16,000 16,592
Kellanova ,
Senior Bond, 2.1%, 6/01/30 .......................................... 25,000 22,451
Senior Bond, 4.5%, 4/01/46 .......................................... 21,000 18,002
Senior Bond, 5.75%, 5/16/54 ......................................... 9,000 8,864
B, Senior Bond, 7.45%, 4/01/31 ....................................... 9,000 10,317
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 18,000 18,224
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 21,000 22,229
Senior Note, 3.5%, 3/01/32 .......................................... 9,000 8,111
124,790
Ground Transportation 0.8%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 14,000 13,984
a
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A, 7.125% , 8/01/32 ...... 25,000 26,152
a
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............................. 25,000 26,219
66,355
Health Care Equipment & Supplies 0.3%
a
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 25,000 26,125
Health Care Providers & Services 1.9%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
14,000 12,005
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............................
25,000 22,959
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 50,000 45,510
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
37,000 34,143
UnitedHealth Group, Inc. ,
Senior Bond, 5.8%, 3/15/36 .......................................... 13,000 13,672

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., (continued)
Senior Note, 5.3%, 2/15/30 .......................................... $ 9,000 $ 9,323
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
14,000 13,847
151,459
Health Care Technology 0.6%
a
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............................. 50,000 51,373
Hotel & Resort REITs 0.6%
a
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A, 6.5% , 6/15/33 ... 25,000 25,734
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............................. 25,000 25,503
51,237
Hotels, Restaurants & Leisure 2.5%
a
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A, 4% , 10/15/30 ..... 25,000 23,323
a
Caesars Entertainment, Inc. , Senior Note , 144A, 6% , 10/15/32 ................. 50,000 49,067
a
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 ..................................... 25,000 25,439
Senior Secured Note, 144A, 4%, 8/01/28 ................................ 23,000 22,526
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured Note , 144A, 8.75% ,
11/15/29 ........................................................ 25,000 24,488
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
31,000 31,549
a
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 9/15/27 ...................... 25,000 25,029
201,421
Household Durables 1.7%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 13,000 12,861
Senior Bond, 5.5%, 10/15/35 ......................................... 13,000 13,246
Newell Brands, Inc. , Senior Note , 6.625% , 5/15/32 ..........................
50,000 47,823
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
14,000 13,931
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A, 4.875% , 9/15/28 . 50,000 48,461
136,322
Independent Power and Renewable Electricity Producers 1.1%
a
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 ............ 50,000 45,946
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,621
Senior Bond, 6.5%, 10/01/53 ......................................... 13,000 13,969
Senior Note, 5.6%, 3/01/28 .......................................... 17,000 17,595
86,131
Industrial REITs 0.2%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
14,000 14,043
Insurance 1.9%
a
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior Secured Note ,
144A, 7% , 1/15/31 ................................................. 50,000 51,758
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
22,000 22,337
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 27,000 27,235
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
8,000 7,052
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
36,000 31,714

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
$ 13,000 $ 13,119
153,215
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
19,000 18,543
IT Services 1.7%
a
Cogent Communications Group LLC / Cogent Finance, Inc. , Senior Secured Note ,
144A, 6.5% , 7/01/32 ............................................... 75,000 73,947
a
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% , 6/01/31 .......... 50,000 52,443
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... 14,000 13,321
139,711
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
16,000 13,613
Media 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 25,000 18,149
Senior Secured Note, 2.25%, 1/15/29 ................................... 24,000 22,108
a
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note , 144A, 5.125% , 8/15/27 . 50,000 49,462
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................................... 8,000 7,785
Senior Bond, 4.2%, 5/19/32 .......................................... 9,000 8,218
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 8.125% , 2/15/33 ....... 25,000 25,277
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
16,000 18,639
149,638
Metals & Mining 0.2%
a
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .................... 15,000 13,521
Multi-Utilities 0.8%
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................................... 13,000 13,606
Senior Note, 4.95%, 7/01/27 ......................................... 9,000 9,108
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
13,000 13,351
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 18,000 18,293
Senior Bond, 4.95%, 9/15/34 ......................................... 8,000 7,934
62,292
Oil, Gas & Consumable Fuels 4.7%
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................................... 9,000 8,073
Senior Note, 4.5%, 10/01/29 ......................................... 17,000 16,824
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 13,000 13,731
a
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% , 1/15/33 ............. 50,000 47,839
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 ............... 13,000 13,250
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 17,000 17,704
Senior Bond, 5.65%, 10/15/54 ........................................ 13,000 12,442
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
22,000 25,871
Energy Transfer LP ,
Senior Bond, 6.5%, 2/01/42 .......................................... 9,000 9,336

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Note, 5.2%, 4/01/30 .......................................... $ 13,000 $ 13,295
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A, 6.25% , 4/15/32 ...... 50,000 47,789
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 50,000 50,455
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
23,000 22,785
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 14,000 13,895
a
Venture Global Plaquemines LNG LLC , Senior Secured Note , 144A, 7.5% , 5/01/33 .. 50,000 53,576
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
13,000 13,370
380,235
Paper & Forest Products 0.6%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 45,000 45,564
Passenger Airlines 0.5%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 14,000 13,862
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..................... 25,000 26,053
39,915
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
34,000 34,428
Pharmaceuticals 1.2%
a
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 50,000 52,990
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 13,000 13,178
Senior Note, 5.15%, 9/02/29 ......................................... 13,000 13,277
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
25,000 22,477
101,922
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
13,000 13,320
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
13,000 13,333
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........................ 47,000 45,639
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................................... 9,000 9,373
Senior Note, 5.95%, 9/15/33 ......................................... 9,000 9,509
77,854
Software 1.4%
a
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......................... 50,000 51,467
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................................
27,000 21,301
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
26,000 22,542
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
22,000 22,184
117,494
Specialized REITs 1.6%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................................ 30,000 29,423
Senior Bond, 2.7%, 4/15/31 .......................................... 34,000 30,509
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................................... 14,000 13,764

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc., (continued)
Senior Bond, 4.75%, 5/15/47 ......................................... $ 6,000 $ 5,141
Senior Note, 4.9%, 9/01/29 .......................................... 9,000 9,085
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
23,000 22,893
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
22,000 20,885
131,700
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
15,000 13,453
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
31,000 30,852
a
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A, 5.875% , 7/15/30 ... 25,000 25,436
56,288
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 9,000 9,039
Senior Note, 5.1%, 3/11/30 ........................................... 22,000 22,298
31,337
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ......................................... 22,000 22,643
Senior Note, 4.75%, 11/01/31 ......................................... 34,000 34,272
56,915
Trading Companies & Distributors 1.3%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
29,000 27,643
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 22,000 22,219
a
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 ............... 25,000 26,598
a
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 25,000 26,125
102,585
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 18,000 18,259
Senior Note, 3.8%, 3/15/32 .......................................... 9,000 8,367
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 9,000 9,065
Senior Note, 3.75%, 4/15/27 ......................................... 27,000 26,730
62,421
Total Corporate Bonds (Cost $5,023,840) .......................................
5,072,023
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 14,000 13,409
Total Foreign Government and Agency Securities (Cost $13,214) .................
13,409
U.S. Government and Agency Securities 2.5%
U.S. Treasury Bonds ,
1.25%, 5/15/50 ................................................... 100,000 48,078
4.75%, 5/15/55 ................................................... 35,000 34,809

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
U.S. Treasury Notes, 0.5%, 6/30/27 ...................................... $ 130,000 $ 122,009
Total U.S. Government and Agency Securities (Cost $204,116) ....................
204,896
Mortgage-Backed Securities 28.3%
Federal National Mortgage Association (FNMA) Fixed Rate 24.5%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 765,406 607,415
FNMA, 30 Year, 2.5%, 5/01/52 ......................................... 862,312 722,290
FNMA, 30 Year, 4.5%, 7/01/53 ......................................... 461,693 442,600
FNMA, 30 Year, 5.5%, 12/01/54 ......................................... 228,692 228,860
2,001,165
Government National Mortgage Association (GNMA) Fixed Rate 3.8%
GNMA II, Single-family, 30 Year, 5.5%, 10/20/54 ............................ 126,346 126,648
GNMA II, Single-family, 30 Year, 6%, 6/20/55 ............................... 180,000 182,867
309,515
Total Mortgage-Backed Securities (Cost $2,279,996) .............................
2,310,680
Total Long Term Investments (Cost $7,521,166) .................................
7,601,008
a
a a a a
Short Term Investments 4.5%
Shares
a
Money Market Funds 4.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.332% .................. 368,381 368,381
Total Money Market Funds (Cost $368,381) .....................................
368,381
Total Short Term Investments (Cost $368,381) ..................................
368,381
a
Total Investments (Cost $7,889,547) 97.7% .....................................
$7,969,389
Other Assets, less Liabilities 2.3% .............................................
182,108
Net Assets 100.0% ...........................................................
$8,151,497
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $2,396,577, representing 29.4% of net assets.
b
Perpetual security with no stated maturity date.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 1 $ 114,266 9/19/25 $ 436
U.S. Treasury 2 Year Notes ..................... Long 2 416,047 9/30/25 29
U.S. Treasury 5 Year Notes ..................... Long 2 218,000 9/30/25 200
Total Futures Contracts ...................................................................... $665
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.
NA.EM.43 ... 1.00% Quarterly 6/20/30 480,000 $ (11,752) $ (12,391) $ 639
Investment
Grade
Total Credit Default Swap Contracts .............................. $(11,752) $(12,391) $639
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly JPHQ 3/20/26 415,000 $ 1,630
Total Return Swap Contracts .................................................................... $1,630
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Note  7  regarding other derivative information.
See Abbreviations on page 36 .

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $7,635,425 $7,521,166
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 331,497 368,381
Value - Unaffiliated issuers ................................................. $7,708,495 $7,601,008
Value - Non-controlled affiliates (Note 3 d ) ...................................... 331,497 368,381
Cash ................................................................... — 197
Receivables:
Capital shares sold ....................................................... 40,039 40,048
Interest ................................................................ 51,708 64,858
Affiliates ............................................................... 23,737 23,737
Deposits with brokers for:
Futures contracts ....................................................... 7,450 7,450
Centrally cleared swap contracts ........................................... — 64,275
Variation margin on futures contracts .......................................... 859 859
Variation margin on centrally cleared swap contracts .............................. — 1,041
Unrealized appreciation on OTC swap contracts ................................... — 1,630
Offering costs ............................................................ 61,980 61,980
Total assets ......................................................... 8,225,765 8,235,464
Liabilities:
Payables:
Transfer agent fees ....................................................... 42 42
Professional fees ........................................................ 1,956 1,956
Trustees' fees and expenses ................................................ 2 2
Offering costs ............................................................ 63,369 63,369
Organization costs ......................................................... 20,000 20,000
Accrued expenses and other liabilities .......................................... (1,402) (1,402)
Total liabilities ........................................................ 83,967 83,967
Net assets, at value ................................................ $8,141,798 $8,151,497
Net assets consist of:
Paid-in capital ............................................................ $8,060,079 $8,060,048
Total distributable earnings (losses) ............................................ 81,719 91,449
Net assets, at value ................................................ $8,141,798 $8,151,497
Shares outstanding ........................................................ 805,962 805,957
Net asset value per share
a
................................................... $10.10 $10.11
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2025 (unaudited)
a
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d ) ............................................ $495 $397
Interest:
Unaffiliated issuers ....................................................... 7,489 8,296
Total investment income .................................................. 7,984 8,693
Expenses:
Transfer agent fees ........................................................ 42 42
Custodian fees ........................................................... 2 3
Reports to shareholders fees ................................................. 59 59
Professional fees .......................................................... 1,956 1,956
Trustees' fees and expenses ................................................. 2 2
Organization costs ......................................................... 20,000 20,000
Amortization of offering costs (Note 1 f ) .......................................... 1,389 1,389
Other ................................................................... 287 287
Total expenses ........................................................ 23,737 23,738
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (23,737) (23,738)
Net expenses ........................................................ — —
Net investment income ............................................... 7,984 8,693
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Swap contracts .......................................................... — (20)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 73,070 79,842
Futures contracts ........................................................ 665 665
Swap contracts .......................................................... — 2,269
Net change in unrealized appreciation (depreciation) ........................... 73,735 82,776
Net realized and unrealized gain (loss) ........................................... 73,735 82,756
Net increase (decrease) in net assets resulting from operations ......................... $81,719 $91,449
a
For the period June 20, 2025 (commencement of operations) to June 30, 2025.

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton
SMACS: Series C
Franklin Templeton
SMACS: Series CP
Period Ended
June 30, 2025
(unaudited)
a
Period Ended
June 30, 2025
(unaudited)
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,984 $8,693
Net realized gain (loss) ................................................. — (20)
Net change in unrealized appreciation (depreciation) ........................... 73,735 82,776
Net increase (decrease) in net assets resulting from operations ................ 81,719 91,449
Capital share transactions (Note 2 ) .......................................... 8,060,079 8,060,048
Net increase (decrease) in net assets ................................... 8,141,798 8,151,497
Net assets:
End of period .......................................................... $8,141,798 $8,151,497
a
For the period June 20, 2025 (commencement of operations) to June 30, 2025.

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twelve
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
Effective June 20, 2025, the Trust began offering shares
of Franklin Templeton SMACS: Series C and Franklin
Templeton SMACS: Series CP.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items

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denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

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the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to
credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

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2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended June 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Templeton SMACS:
Series C
Franklin Templeton SMACS:
Series CP
Shares Amount Shares Amount
Single Class
Six Months ended June 30, 2025
a
Shares sold ................................... 805,962 $8,060,079 805,957 $8,060,048
Net increase (decrease) .......................... 805,962 $8,060,079 805,957 $8,060,048
a
For the period June 20, 2025 (commencement of operations) to June 30, 2025.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Transfer agent fees .......................................................... $42 $42

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d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended June 30,
2025, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses.
f. Other Affiliated Transactions
At June 30, 2025, Templeton International Inc. owned a percentage of the Funds' outstanding shares as follows:
a
Investment activities of significant shareholders could have a material impact on the Fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series C
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $737,228 $(405,731) $— $— $331,497 331,497 $495
Total Affiliated Securities ... $— $737,228 $(405,731) $— $— $331,497 $495
Franklin Templeton SMACS: Series CP
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $613,679 $(245,298) $— $— $368,381 368,381 $397
Total Affiliated Securities ... $— $613,679 $(245,298) $— $— $368,381 $397
Shares
Percentage of
Outstanding Shares
~
a
Franklin Templeton SMACS: Series C
Templeton International Inc. 800,000 99.3%
Franklin Templeton SMACS: Series CP
Templeton International Inc. 800,000 99.3%
3. Transactions with Affiliates
(continued)

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4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, were as follows:
6. Credit Risk
At June 30, 2025, Franklin Templeton SMACS: Series CP had 23.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
a a a
Cost of investments ......................................................... $7,966,922 $7,877,156
Unrealized appreciation ....................................................... $73,747 $83,732
Unrealized depreciation ....................................................... (12) (956)
Net unrealized appreciation (depreciation) ......................................... $73,735 $82,776
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Purchases ................................................................ $7,607,520 $7,490,294
Sales .................................................................... $— $—
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series C
Interest rate contracts .......
Variation margin on futures
contracts
$ 665
a
Variation margin on futures
contracts
$ —
Total .................... $665 $—

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For the period ended June 30, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series CP
Interest rate contracts .......
Variation margin on futures
contracts
$ 665
a
Variation margin on futures
contracts
$ —
Credit contracts ............
Variation margin on centrally
cleared swap contracts
639
b
Variation margin on centrally
cleared swap contracts
—
Unrealized appreciation on OTC
swap contracts
1,630
Unrealized depreciation on OTC
swap contracts
—
Total .................... $2,934 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series C
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $— Futures contracts $665
Total ....................... $— $665
Franklin Templeton SMACS: Series CP
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts — Futures contracts 665
Credit contracts ...............
Swap contracts (20) Swap contracts 2,269
Total ....................... $(20) $2,934
7. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2025, the average month end notional amount of futures contracts and swaps contracts were as follows:
See Note 1(c) regarding derivative financial instruments.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Franklin Templeton
SMACS: Series C
Franklin Templeton
SMACS: Series CP
Futures contracts ........................................................ $ 748,313 $ 748,313
Swap contracts .......................................................... – 895,000
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series C
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,826,974 $ — $ 2,826,974
Foreign Government and Agency Securities .... — 12,451 — 12,451
U.S. Government and Agency Securities ....... — 417,597 — 417,597
Mortgage-Backed Securities ................ — 4,451,473 — 4,451,473
Short Term Investments ................... 331,497 — — 331,497
Total Investments in Securities ........... $331,497 $7,708,495 $— $8,039,992
Other Financial Instruments:
Futures Contracts ....................... $665 $— $— $665
Total Other Financial Instruments ......... $665 $— $— $665
Franklin Templeton SMACS: Series CP
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 5,072,023 — 5,072,023
Foreign Government and Agency Securities .... — 13,409 — 13,409
U.S. Government and Agency Securities ....... — 204,896 — 204,896
Mortgage-Backed Securities ................ — 2,310,680 — 2,310,680
Short Term Investments ................... 368,381 — — 368,381
Total Investments in Securities ........... $368,381 $7,601,008 $— $7,969,389
7. Other Derivative Information
(continued)

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9. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CP (continued)
Assets: (continued)
Other Financial Instruments:
Futures Contracts ....................... $665 $— $— $665
Swap Contracts ......................... — 2,269 — 2,269
Total Other Financial Instruments ......... $665 $2,269 $— $2,934
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
8. Fair Value Measurements
(continued)

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FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series C
Franklin Templeton SMACS: Series CP
(each a Fund)
At an in-person meeting held on February 24, 2025 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved a new investment management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (Management Agreement) for an initial two-year period. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the
Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the
Manager; and (iii) the extent to which economies of scale may be realized as each Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were discussed at the
Meeting.
In approving the Management Agreement on behalf of each Fund, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreement are fair and reasonable and that the approval of the Management Agreement on behalf of each Fund is in the best interests of each
Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, management’s explanation that it intends to use the Funds to complete separately managed account portfolios managed by the Manager and its affiliates; the Funds’ proposed investment goal and strategies and service providers; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Funds; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and
the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of
1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board noted that, as the Funds have not yet commenced investment operations, there was no investment performance for the Funds. The Board considered the proposed performance benchmark for the Funds and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding whether an investment management fee would be charged to each
Fund by the Manager. In particular, the Board noted that, pursuant to the Management Agreement, the Manager will provide general investment management and administrative services to each Fund for a zero management fee. The Board also noted
that the Manager will assume all expenses incurred by each Fund (including acquired fund fees and expenses), excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations, incurred by the Fund. The Board further noted that comparative fee data for the Funds customarily prepared by Broadridge Financial
Services, Inc. was not provided because the Funds will have a zero management fee. The Board concluded that the proposed management fee for each Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the
Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the
Manager’s (or its affiliates’) profitability with respect to the Funds.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund will pay a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including a majority of the Independent Trustees, approved the Management Agreement on behalf of each Fund for an initial two-year period.

FSS4-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025